Other disclosures - Risk Management and Principal Risks - Analysis of equity sensitivity (audited) (Details) - Interest rate risk - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	£ 68	£ 86
Effect on profit for the year, decrease	(99)	(263)
Effect on equity, increase	(729)	(644)
Effect on equity, decrease	653	521
Pro Forma
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase		67
Effect on equity, increase		(617)
Retained earnings
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	56	65
Effect on profit for the year, decrease	£ (81)	£ (200)
As percentage, increase	1.20%	2.70%
Percentage of reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	(1.80%)	(8.20%)
Effect on equity, increase	£ 56	£ 65
Effect on equity, decrease	(81)	(200)
Taxation effects on the above
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	(12)	(21)
Effect on profit for the year, decrease	18	63
Effect on equity, increase	290	262
Effect on equity, decrease	(272)	(266)
Fair value through other comprehensive income reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(449)	(417)
Effect on equity, decrease	380	433
Cash flow hedge reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(626)	(554)
Effect on equity, decrease	£ 626	£ 554
Equity attributable to owners of parent
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
As percentage, increase	(1.30%)	(1.20%)
Percentage of reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	1.20%	1.00%